Note 14 - Trade Receivables, Other Receivables and Prepayments - Aging of Trade Receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Aging analysis of trade receivables		$ 18,152	$ 39,981
Current [member]
Statement Line Items [Line Items]
Aging analysis of trade receivables		14,647	22,125
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Aging analysis of trade receivables		1,425	8,761
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Aging analysis of trade receivables		367	657
Later than three months [member]
Statement Line Items [Line Items]
Aging analysis of trade receivables		117	341
More than three months [member]
Statement Line Items [Line Items]
Aging analysis of trade receivables	[1]	$ 1,597	$ 8,097

[1]	As of year-end 2020, the total amount of trade receivables due from Powerbets, which was a joint venture until its disposal, was US$ nil ( December 31, 2019: US$6,579 thousand).